Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 475,000
Previously Paid Amount	0.00
Total Fee Amount	72.72
Total Offset Amount	0.00
Net Fee	72.72
Narrative - Max Aggregate Offering Price	$ 475,000
Final Prospectus	true